COMMITMENTS AND CONTINGENCIES (Details)				12 Months Ended
	Mar. 10, 2017 USD ($)	Jan. 13, 2017 group	Mar. 01, 2011	Dec. 31, 2017 USD ($) bbl / d	Dec. 31, 2014 gallon shipment	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Number Of Days Barge Shipments Made					15 days
Barrels per day of ethanol loading | bbl / d				10,000
Number of Loading Arms				4
Environmental Remediation Contingency [Domain] | DNREC [Member] | Judicial Appeal [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 150,000
Number Of Violated Locations | shipment					3
Number Of Barge Shipments | shipment					17
Number Of Gallons Of Crude Oil | gallon					35,700,000
Environmental Issue [Member]
Loss Contingencies [Line Items]
Loss Contingency, Number Of Environmental Groups Appealing Permits | group		2
Accrual For Environmental Loss Contingencies, Expected Future Payments Due Annually				$ 1,250,000
Accrual for Environmental Loss Contingencies				$ 1,923,000		$ 2,173,000
Accrual For Environmental Loss Contingencies, Expected Payment Period				5 years
Accrual for Environmental Loss Contingencies, Discount Rate				1.83%
Sunoco, Inc. [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, Insurance-Related Assessment, Expiration Of Liability Period			20 years
PBF Logistics Products Terminals LLC [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies, Gross				$ 2,087,000
Torrance Valley Pipeline Company LLC [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies				256,000		$ 1,402,000
Maximum [Member]
Loss Contingencies [Line Items]
Accrual For Environmental Loss Contingencies, Expected Future Payments Due Annually				$ 250,000
Maximum [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Accrual For Environmental Loss Contingencies, Expected Payment Period				10 years
Valero [Member] | DCR Assets [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Site Contingency, Loss Exposure Not Accrued, Best Estimate				$ 20,000,000
PBFX and Sunoco Logistics [Member] | Toledo Terminal [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Site Contingency, Loss Exposure Not Accrued, Best Estimate				2,000,000
PBF Energy and Valero [Member] | DCR Assets [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Pre-acquisition environmental obligations				$ 75,000,000
Environmental insurance policy term				10 years